Investments in associates and joint ventures- Summary of movement in equity method investments in associates joint ventures and subsidiaries (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure detail of movement in equity method investments in associates joint ventures and subsidiaries [Line Items]
Acquisition/ Equity			R$ 75,665
Equity in earnings	R$ (564)	R$ 0	(564)	R$ 0
Other comprehensive income			(120)
Goodwill			621,656
Investments in subsidiaries, joint ventures and associates	696,637		696,637
VPL Gesto Patrimonial e Participaes SA [Member]
Disclosure detail of movement in equity method investments in associates joint ventures and subsidiaries [Line Items]
Acquisition/ Equity			74,851
Goodwill			621,248
Investments in subsidiaries, joint ventures and associates	696,099		696,099
O Primo Rico Mdia Educacional e Participaes Ltda [Member]
Disclosure detail of movement in equity method investments in associates joint ventures and subsidiaries [Line Items]
Acquisition/ Equity			242
Equity in earnings			(227)
Other comprehensive income			(120)
Investments in subsidiaries, joint ventures and associates	(105)		(105)
Du Agro Holdings SA [Member]
Disclosure detail of movement in equity method investments in associates joint ventures and subsidiaries [Line Items]
Acquisition/ Equity			572
Equity in earnings			(337)
Goodwill			408
Investments in subsidiaries, joint ventures and associates	R$ 643		R$ 643